NOTES PAYABLE	6 Months Ended
Jun. 30, 2023
Restructuring Cost and Reserve [Line Items]
NOTES PAYABLE

NOTE 9 – NOTES PAYABLE

The Company borrows funds from various creditors to finance its equipment, operations, and acquisitions. The collateralized loans below are secured by interest in the financed equipment.

The Company’s notes payables balance as of June 30, 2023 and December 31, 2022 consisted of the following:

		June 30,		December 31,
		2023		2022
		Current	Non-current	Current	Non-current

Loans:
WTI Global Inc.	(a)	$-	$-	$170,000	$-

Collateralized Loans:
Peoples United	(b)	81,865	-	177,539	-
M&T Bank	(c)	127,377	256,112	121,927	321,192
Daimler Truck	(d)	63,320	21,293	74,873	53,429
Ascentium Capital	(e)	156,303	508,868	152,467	587,991
Balboa Capital	(f)	40,815	158,534	38,895	179,433
Blue Bridge Financial	(g)	11,043	45,263	10,394	50,951
Financial Pacific	(h)	30,454	117,669	29,187	133,220
M2 Equipment	(i)	41,275	156,955	39,527	178,039
Meridian Equipment	(j)	26,730	99,931	25,518	113,606
Navitas	(k)	38,286	139,199	36,791	158,723
Pawnee	(l)	43,639	171,386	41,480	193,759
Signature	(m)	76,797	335,803	73,973	374,921
Trans Lease	(n)	42,540	135,783	40,524	157,569
Verdant	(o)	45,727	146,170	44,324	169,390
Western Equipment	(p)	43,059	164,597	41,186	186,605

Issued prior to Titan Merger:
Michaelson Capital	(q)	2,732,090	-	-	-
Loanbuilder	(r)	113,777	145,563	-	-
Individual	(s)	25,000	-	-	-
Kabbage Loans	(t)	64,544	-	-	-
Baxter Credit Union	(u)	99,995	-	-	-

Related Parties:
Titan Holdings 2	(v)	653,470	-	-	-

Total outstanding principal		$4,558,106	$2,603,126	$1,118,605	$2,858,828
Less: discounts		$(25,936)	$(63,302)	$(20,447)	$(73,297)
Total notes payable		$4,532,170	$2,539,824	$1,098,158	$2,785,531

Less: Notes payable – related parties		$653,470	-	-	-
Notes payable		$3,878,700	$2,539,824	$1,098,158	$2,785,531

(a)	On December 15, 2022, Titan entered into a $170,000 promissory note agreement with WTI Global Inc. (“WTI”) at a 7% per annum interest rate. The promissory note was issued as consideration for the acquisition of intangible assets from WTI (Note 5 – Intangible Assets). On February 1, 2023, WTI agreed to cancel the promissory note in exchange for an ownership interest in the Company. The cancellation was recorded on the condensed consolidated balance sheet as an equity contribution (See Note 13 – Stockholders’ Equity).

(b)	On December 10, 2021, Titan entered into a collateralized loan agreement for $354,876 with Peoples United Bank at a 5.75% per annum interest rate. The loan has a maturity date of November 10, 2023 and requires monthly payments of $16,614.

(c)	Titan entered into a collateralized loan on December 23, 2022 with M&T Bank which matures on February 23, 2025. The loan has an interest rate of 8.78% and the Company remits monthly payments of $13,000 with a balloon payment at maturity of $176,497.

(d)

On February 12, 2018, Titan entered into a collateralized loan agreement with Daimler Trucks for $131,940, with a maturity date of May 14, 2023. Titan made monthly payments of $2,487 towards principal and interest. Interest accrued at a rate of 4.95% per annum. As of June 30, 2023 this loan had been fully paid off.

On June 3, 2019, Titan entered into another collateralized loan agreement with Daimler Trucks for $160,601, with a maturity date of September 3, 2024. Titan makes monthly payments of $2,795 towards principal and interest. Interest accrues at a rate of 6% per annum.

On June 14, 2019, Titan entered into another collateralized loan agreement with Daimler Trucks for $155,740, with a maturity date of September 29, 2024. Titan makes monthly payments of $2,762 towards principal and interest. Interest accrues at a rate of 6% per annum.

(e)

On May 5, 2022, Titan entered into an equipment financing agreement with Ascentium Capital for $250,000, which matures on May 5, 2027. Titan makes monthly payments of $4,812 towards principal and interest. Interest accrues at a rate of 5.82% per annum.

On May 10, 2022, Titan entered into an equipment financing agreement with Ascentium Capital for $259,646, which matures on May 10, 2027. The Company makes monthly payments of $4,753 towards principal and interest. Interest accrues at a rate of 3.75% per annum.

On June 5, 2022, Titan entered into an equipment financing agreement with Ascentium Capital for $311,795, which matures on June 5, 2027. Titan makes monthly payments of $5,935 towards principal and interest. Interest accrues at a rate of 5.36% per annum.

(f)	On August 13, 2022, Titan entered into a collateralized loan agreement with Balboa Capital for $230,482, which matures five years from the commencement date. Titan makes monthly payments of $4,860 towards principal and interest. Interest accrues at a rate of 9.68% per annum.

(g)	On August 11, 2022, Titan entered into an equipment finance agreement with Blue Bridge Financial for $64,539, which matures five years from the commencement date. Titan makes monthly payments of $1,442 towards principal and interest. Interest accrues at a rate of 12.18% per annum.

(h)

On July 15, 2022, Titan entered into an equipment financing agreement with Financial Pacific for $74,841, which matures five years from commencement. Titan makes monthly payments of $1,585 towards principal and interest. Interest accrues at a rate of 9.87% per annum.

On October 15, 2022, Titan entered into an additional equipment financing agreement with Financial Pacific for $95,127, which matures five years from commencement. Titan makes monthly payments of $1,906 towards principal and interest. Interest accrues at a rate of 7.49% per annum.

(i)	On August 10, 2022, Titan entered into an equipment financing agreement with M2 Equipment for $230,000, which matures five years from commencement. Titan makes monthly payments of $4,739 towards principal and interest. Interest accrues at a rate of 8.68% per annum.

(j)	On August 16, 2022, Titan entered into an equipment financing agreement with Meridian for $149,076, which matures five years from commencement. Titan makes monthly payments of $3,118 towards principal and interest. Interest accrues at a rate of 9.32% per annum.

(k)	On July 23, 2022, Titan entered into an equipment financing agreement with Navitas for $210,000, which matures five years from commencement. Titan makes monthly payments of $4,257 towards principal and interest. Interest accrues at a rate of 7.99% per annum.

(l)	On August 15, 2022, Titan entered into an equipment financing agreement with Pawnee Leasing Corp. for $248,157, which matures five years from commencement. Titan makes monthly payments of $5,296 towards principal and interest. Interest accrues at a rate of 10.19% per annum.

(m)

On June 22, 2022, Titan entered into a collateralized loan agreement with Signature Bank for $284,951, which matures six years from commencement. Titan makes monthly payments of $4,849 towards principal and interest. Interest accrues at a rate of 6.93% per annum.

On September 15, 2022, Titan entered into a collateralized loan agreement with Signature Bank for $191,250, which matures five years from commencement. Titan makes monthly payments of $3,901 towards principal and interest. Interest accrues at a rate of 8.25% per annum.

(n)	On August 20, 2022, Titan entered into a collateralized loan agreement with Trans Lease, Inc. for $210,750, which matures five years from commencement. Titan makes monthly payments of $4,838 towards principal and interest. Interest accrues at a rate of 9.75% per annum.

(o)	On April 27, 2022, Titan entered into a collateralized debt agreement with Verdant Commercial Capital for $241,765, which matures five years from commencement. Titan makes monthly payments of $4,702 towards principal and interest. Interest accrues at a rate of 6.25% per annum.

(p)	On August 15, 2022, Titan entered into an equipment financing agreement with Western Equipment Capital for $240,726, which matures five years from commencement. Titan makes monthly payments of $4,989 towards principal and interest. Interest accrues at a rate of 8.93% per annum.

Note Payables issued prior to Titan Merger:

(q)

On January 5, 2023 the Company completed its asset acquisition of the Recoup Digester Assets and as part of the consideration, assumed the liabilities of a $3,017,090 Secured Promissory Note owed to Michaelson Capital Special Finance Fund II, L.P. (“Michaelson”). The Company and Michaelson agreed to amend and restate the Secured Promissory Note, as well as sign a related Forbearance Agreement (together known as the “Michaelson Note”). The Michaelson Note has a 12% per annum interest rate. The Michaelson Note has the following terms: (1) the Company is to make monthly interest payments for the interest amounts owed, (2) the Company is to make monthly principal payments of $35,000, (3) the Company is to make a $250,000 principal repayment due as of December 31, 2023, and (4) the Company is to repay all other outstanding amounts owed by December 31, 2023.

(r)

Between January 14, 2022 and July 6, 2022 the Company signed four loan agreements with the Loanbuilder service of Paypal, Inc (the “Loanbuilder Notes”). Three of the four Loanbuilder Notes were settled prior to May 19, 2023. The remaining note (“Loanbuilder – 3”) was in default on May 19, 2023. On May 19, 2023, the outstanding liabilities owed due to the Loanbuilder Notes was $299,710, inclusive of $50,599 owed due to Loanbuilder – 3.

On June 15, 2023, the Company agreed to settle Loanbuilder – 3. In accordance with ASC 470-60, “Troubled Debt Restructuring by Debtors” each of the Loanbuilder notes is accounted for as a troubled debt restructuring due to their respective settlement agreements. As a result of the Loanbuilder - 3 settlement, the Company recorded a net gain on extinguishment of debt of $25,299 in the consolidated statement of operations for the three and six months ending June 30, 2023. Additionally, the Company agreed to pay the lender $6,325 in four monthly payments beginning in June 2023.

Excluding the Loanbuilder -3 repayments, and as of June 30, 2023, the Company has 34 remaining required monthly repayments of $6,046 and 22 remaining required monthly repayments of $1,545 for the other Loanbuilder Notes.

(s)	On May 16, 2022, the Company issued a $25,000 promissory note (the “Individual Note”) with an individual private investor. The Individual Note has an annual interest rate of 12% per annum and matures on December 31, 2023, at which time all principal and accrued interest is owed. In the event of default, the promissory note incurs additional interest of 0.5% on all outstanding principal and interest owed.

(t)	On September 28, 2022 and September 29, 2022 the Company agreed to two Kabbage Funding Loan Agreements (together known as the “Kabbage Loans”) owed to American Express National Bank. The Kabbage Loans had an initial principal value of $120,800 and as of May 19, 2023 had a principal amount of $77,748. Each loan includes a cost of capital interest expense of $4,077 and is to be repaid in nine monthly repayments of $3,658, followed by nine monthly payments of $35,507.

(u)	The Company signed a revolving loan with Baxter Credit Union, which was renewed on April 26, 2023, with a principal liability of $99,995. The loan has an annual interest rate of 8.50% and a maturity date of July 30, 2023, at which point all principal and accrued interest is due and payable.

Related Parties:

(v)	Titan continually borrows from Titan Holdings 2, a stockholder of the Company, as working capital needs arise. The loan is due on demand and accrues interest at a rate of 10.5% per annum.

Interest expense on these notes for the six and three months ended June 30, 2023 was $213,720 and $136,367, respectively. Interest expense on these notes for the six and three months ended June 30, 2022 was $78,391 and $46,838, respectively.

Principal maturities for the next five years and thereafter as of June 30, 2023 were as follows:

Remainder of 2023	$4,090,960
2024	915,197
2025	935,069
2026	747,646
2027	442,419
Thereafter	29,941
Total principal payments	$7,161,232
Less: debt discounts	(89,238)
Total notes payable	$7,071,994

Paycheck Protection Program Note Forgiveness

Titan applied for and received loans from the Paycheck Protection Program (the “PPP”) in the amounts of $406,152 and $406,152, received on May 5, 2020 and February 1, 2021, respectively. On January 31, 2022 and March 21, 2022, Titan received notices that the entire balances of the loans plus any accrued interest were forgiven and recorded a gain on forgiveness of $812,304 during the year ended December 31, 2022 included in other income in the condensed consolidated statement of operations.

Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
NOTES PAYABLE

NOTES 9 – NOTES PAYABLE

The Company borrows funds from various creditors to finance equipment and vehicles and acquisitions consisting of the following:

				December 31, 2022		December 31, 2021
Lender	Maturity Date	Interest Rate	Monthly Payment	Short-Term	Long-Term	Short-Term	Long-Term
		%	$	$	$	$	$
Loans
Fifth Third Bank (PPP)**	2/8/22 - 5/24/22	-	-	-	-	812,304	-
WTI Global	On demand	7.00	-	170,000	-	-	-

Collateralized Loans
Peoples United	11/10/23	5.75	16,614	177,539	-	165,337	177,539
M&T Bank	2/23/25	8.78	13,000	121,927	321,192	128,191	443,120
Daimler Truck	5/14/23 - 9/29/23	4.95 - 6.00	2,487 - 2,762	74,873	53,429	138,374	216,560
Ascentium Capital	5/5/27 - 6/5/27	3.75 - 5.82	4,812 - 5,935	152,467	587,991	-	-
Balboa Capital	8/13/27	9.68	4,860	38,895	179,433	-	-
Blue Bridge Financial	8/10/27	12.18	1,442	10,394	50,951	-	-
Financial Pacific	7/15/27 - 10/15/27	7.49 - 9.87	1,585 - 1,906	29,187	133,220	-	-
M2 Equipment	8/10/27	8.68	4,739	39,527	178,039	-	-
Meridian Equipment	7/12/27	9.32	3,118	25,518	113,606	-	-
Navitas	7/23/27	7.99	4,257	36,791	158,723	-	-
Pawnee	8/15/27	10.19	5,296	41,480	193,759	-	-
Signature	9/15/27 - 6/30/28	6.93 - 8.25	3,901 - 4,842	73,973	374,921	-	-
Trans Lease	2/20/27	9.75	4,838	40,524	157,569	-	-
Verdant	4/27/27	6.25	4,702	44,324	169,390	-	-
Western Equipment	8/15/27	8.93	4,989	41,186	186,605	-	-

Related Parties
Titan Property	On demand	-	-	-	-	1,204,532	-
C. and M. Rizzo	On demand	3.00	-	-	-	500,000	-
M. Rizzo	On demand	1.90	-	-	-	1,785,451	-
J. Rizzo	On demand	5.00	-	-	-	170,881	-
				1,118,605	2,858,828	4,905,070	837,219

Principal maturities for the next five years and thereafter:

2023	1,118,605
2024	806,510
2025	857,789
2026	723,597
2027	442,419
Thereafter	28,514
Total principal payments	3,977,434
Less: debt issuance costs	(93,745)
Total notes payable	3,883,689

**	The Company applied for and received loans from the Paycheck Protection Program (the “PPP”) in the amounts of $406,152 and $406,153, received on May 5, 2020 and February 1, 2021, respectively. On January 31, 2022 and March 21, 2022, the Company received notices that the entire balances of the loans plus any accrued interest were forgiven and recorded in the consolidated statement of operations as forgiveness of $812,305 during the year ended December 31, 2022.

TITAN TRUCKING, LLC AND SUBSIDIARY

A LIMITED LIABILITY COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021